Segments of Operations (Details) - Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenues for reportable segments	$ 5,923		$ 10,830
Loss for reportable segments
General and administrative expenses	390	5	1,147
Interest expense		22	597
Loss for the period		27	(2,808)
Assets for reportable segments		36,157	62,323
unallocated amounts		268	1,140
Total assets	63,463	36,425	63,463
Liabilities for reportable segments		15,770	33,586
unallocated amounts		221	1,066
Total Liabilities	$ 34,652	15,991	34,652
Land Inventory [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments			10,818
Loss for reportable segments
General and administrative expenses		5
Interest expense		22	201
Loss for the period		27
Assets for reportable segments		18,243	44,420
Liabilities for reportable segments		5,732	23,179
Real Estate investments [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments			12
Loss for reportable segments
General and administrative expenses
Interest expense			396
Loss for the period
Assets for reportable segments		17,914	17,903
Liabilities for reportable segments		$ 10,038	$ 10,407